Organization and Principal Activities - Schedule of AGM Holdings' Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
AGM Technology Limited (“AGM Technology “) [Member]
Schedule of AGM Holdings
Date of Incorporation	May 21, 2015	May 21, 2015
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Sale of cryptocurrency mining machines and standardized computing equipment	Sale of cryptocurrency mining machines and standardized computing equipment
Place of Incorporation	Hong Kong	Hong Kong
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Schedule of AGM Holdings
Date of Incorporation	Oct. 13, 2015	Oct. 13, 2015
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Holding entity	Holding entity
Place of Incorporation	China	China
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Nov. 13, 2015	Nov. 13, 2015
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Software development and provider	Software development and provider
Place of Incorporation	China	China
AGM Software Service LTD (“AGM Software”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jun. 14, 2017	Jun. 14, 2017
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Core technology service provider	Core technology service provider
Place of Incorporation	BVI	BVI
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jun. 17, 2021	Jun. 17, 2021
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Sale of cryptocurrency mining machines and standardized computing equipment	Sale of cryptocurrency mining machines and standardized computing equipment
Place of Incorporation	China	China
AGM Defi Lab Ptd Limited (“AGM Defi Lab”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Jul. 30, 2021	Jul. 30, 2021
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Software development and provider	Software development and provider
Place of Incorporation	Singapore	Singapore
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Aug. 08, 2021	Aug. 08, 2021
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Software development and provider	Software development and provider
Place of Incorporation	Hong Kong	Hong Kong
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) [Member]
Schedule of AGM Holdings
Date of Incorporation	Oct. 21, 2021	Oct. 21, 2021
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Software development and provider	Software development and provider
Place of Incorporation	China	China